UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    North Run Capital, LP
Address: One International Place
         Suite 2401
         Boston, Massachusetts  02110

13F File Number:  28-11182

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas B. Ellis and Todd B. Hammer
Title:     Members of North Run Advisors, LLC, GP of North Run Capital, LP
Phone:     617.310.6130

Signature, Place, and Date of Signing:

     Thomas B. Ellis     Boston, Massachusetts     February 14, 2007
     Todd B. Hammer      Boston, Massachusetts     February 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $649,341 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW                  COM              00817Y108    42226   977900 SH       SOLE                   977900
ALLEGHENY ENERGY INC           COM              017361106    33537   730500 SH       SOLE                   730500
AMERIPRISE FINL INC            COM              03076C106    45159   828600 SH       SOLE                   828600
BEARINGPOINT INC               COM              074002106    48687  6186377 SH       SOLE                  6186377
BRISTOW GROUP INC              COM              110394103    49158  1362100 SH       SOLE                  1362100
ESTERLINE TECHNOLOGIES CORP    COM              297425100    41183  1023700 SH       SOLE                  1023700
GENTEK INC                     COM NEW          37245X203    16620   480500 SH       SOLE                   480500
HOMEBANC CORP GA               COM              43738R109     7891  1865400 SH       SOLE                  1865400
HOSPIRA INC                    COM              441060100    52101  1551552 SH       SOLE                  1551552
MASTEC INC                     COM              576323109    33223  2878900 SH       SOLE                  2878900
MCDERMOTT INTL INC             COM              580037109    45235   889400 SH       SOLE                   889400
MIRANT CORP NEW                COM              60467R100    22573   715000 SH       SOLE                   715000
NEXCEN BRANDS INC              COM              653351106    15761  2180000 SH       SOLE                  2180000
NOVELIS INC                    COM              67000X106    56835  2040750 SH       SOLE                  2040750
PW EAGLE INC                   COM              69366Y108     2187    63400 SH       SOLE                    63400
QUADRAMED CORP                 COM              74730W101     9007  3263273 SH       SOLE                  3263273
RELIANT ENERGY INC             COM              75952B105    43949  3092800 SH       SOLE                  3092800
SILICON GRAPHICS INC           COM NEW          827056300    10938   546900 SH       SOLE                   546900
SPECIALTY UNDERWRITERS ALLIA   COM              84751T309     5573   663400 SH       SOLE                   663400
TAL INTL GROUP INC             COM              874083108    42861  1605900 SH       SOLE                  1605900
THERMA-WAVE INC                COM              88343A108     4292  3606900 SH       SOLE                  3606900
UNITED RETAIL GROUP INC        COM              911380103      955    68123 SH       SOLE                    68123
USA MOBILITY INC               COM              90341G103    16031   716638 SH       SOLE                   716638
VITRIA TECHNOLOGY              COM NEW          92849Q401     3359  1248628 SH       SOLE                  1248628